CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation in amounts on consolidated balance sheets:
Cash and cash equivalents	$ 4,119,090	$ 2,436,369	$ 9,724,925
Restricted cash	40,200	40,202	60,206
Total cash, cash equivalents, and restricted cash	$ 4,159,290	$ 2,476,571	$ 9,785,131